Subsequent Events (Details)	0 Months Ended	12 Months Ended													0 Months Ended				1 Months Ended			1 Months Ended
	Mar. 28, 2014 Clinical Trial Services Agreement Stock Issuance Agreement Amendment Nordic USD ($) item	Dec. 31, 2013 Maximum Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Study USD ($)	Dec. 31, 2013 Maximum Clinical Trial Services Agreement Abaloparatide-SC Phase 3 Clinical Study EUR (€)	Dec. 31, 2013 Series A-1 USD ($)	Dec. 31, 2012 Series A-1 USD ($)	Dec. 31, 2013 Series A-2 USD ($)	Dec. 31, 2012 Series A-2 USD ($)	Dec. 31, 2011 Series A-2	Dec. 31, 2013 Series A-3 USD ($)	Dec. 31, 2012 Series A-3 USD ($)	Dec. 31, 2011 Series A-3	Dec. 31, 2013 Series A-6 USD ($)	Dec. 31, 2012 Series A-6 USD ($)	Mar. 31, 2014 Series A-6 Clinical Trial Services Agreement Stock Issuance Agreement Amendment Nordic	Mar. 28, 2014 Subsequent Event Clinical Trial Services Agreement NB-1 Amendment Abaloparatide-SC Phase 3 Clinical Study Nordic USD ($) item	Mar. 28, 2014 Subsequent Event Clinical Trial Services Agreement Amendment No. 1 to Work Statement NB-3 Abaloparatide-SC Phase 3 Clinical Study Nordic USD ($)	Mar. 28, 2014 Subsequent Event Clinical Trial Services Agreement Amendment No. 1 to Work Statement NB-3 Abaloparatide-SC Phase 3 Clinical Study Nordic EUR (€)	Feb. 19, 2014 Subsequent Event Series B-2 Purchase Agreement	Mar. 31, 2014 Subsequent Event Series B-2 Purchase Agreement USD ($)	Feb. 14, 2014 Subsequent Event Series B-2 Purchase Agreement USD ($)	Feb. 14, 2014 Subsequent Event Series B-2 Purchase Agreement Maximum USD ($)	Feb. 28, 2014 Subsequent Event Series B-2 Purchase Agreement Series B-2 Shares	Mar. 31, 2014 Subsequent Event Series B-2 Purchase Agreement Series B-2 Shares	Feb. 14, 2014 Subsequent Event Series B-2 Purchase Agreement Series B-2 Shares USD ($)	Feb. 14, 2014 Subsequent Event Series B-2 Purchase Agreement Series B-2 Shares Maximum	Mar. 31, 2014 Subsequent Event Series B-2 Purchase Agreement Series A-1 USD ($)	Dec. 31, 2013 Subsequent Event Series B-2 Purchase Agreement Series A-1 USD ($)	Mar. 31, 2014 Subsequent Event Series B-2 Purchase Agreement Series A-2 USD ($)	Dec. 31, 2013 Subsequent Event Series B-2 Purchase Agreement Series A-2 USD ($)	Mar. 31, 2014 Subsequent Event Series B-2 Purchase Agreement Series A-3 USD ($)	Dec. 31, 2013 Subsequent Event Series B-2 Purchase Agreement Series A-3 USD ($)
Subsequent Events
Amount to be raised																					$ 40,200,000
Number of shares authorized				1,000,000	1,000,000	983,213	983,213		142,230	142,230		800,000	800,000												655,000
Preferred stock par value (in dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001											$ 0.0001
Warrants issued for purchase of shares of common stock (in shares)																					718,201
Exercise price of warrants (in dollars per unit)																				$ 14.004
Preferred Stock conversion ratio (in shares)								0.1			0.1													4.386		4.798		4.798		4.798
Conversion price per share (in dollars per share)																								$ 14.004		$ 16.970	$ 17.390	$ 16.970	$ 17.390	$ 16.970	$ 17.390
Dividend rate (as a percent)																						8.00%
Payments to preferred stockholders as percentage of original purchase price of preferred stock																						150.00%
Original issuance price (in dollars per share)																								$ 61.42
Proceeds from issuance of shares																			27,500,000
Number of shares issued				939,612	939,612	983,208	983,208		142,227	142,227		496,111	0										448,060
Warrants issued for purchase of shares of common stock (in shares)																			491,293
Exercisable period for stock options following the Advisory period																		5 years
Additional performance incentive payable for the every 50 patients that complete all end-of-study procedures															500,000
Number of patients for which counterparty to the agreement must complete all end-of-study procedures of the clinical study for additional performance incentive															50
Maximum aggregate amount of additional payments															5,000,000
Aggregate value of quarterly stock dividends, payable in shares																4,100,000	3,000,000
Amount of euro-denominated payments required over the course of Clinical Study		56,700,000	41,200,000													4,100,000	3,000,000
Amount of U.S. dollar-denominated payments required over the course of Clinical Study		3,200,000														527,740
Aggregate U.S. dollar value of quarterly stock dividends, payable in shares																527,740
Number of shares to be declared by the entity as stock dividend for each share of the outstanding Series A-5 shares														29
Dividend declared (in shares)														186,847
Total cash payment to be made by entity in the event an IPO occurs prior to May 31, 2014	4,300,000
Number of installments over which total cash payment will be made by entity in the event an IPO occurs prior to May 31, 2014	10
Monthly Installment for the payment of total cash payment will be made by entity in the event an IPO occurs prior to May 31, 2014	$ 430,000